Other gains, net	6 Months Ended
Jun. 30, 2026
Other gains, net
Other gains, net

16.Other gains, net

	For the six-month ended
	June 30,
	2025	2026
	(unaudited)	(unaudited)
Foreign currency exchange difference, net	250	349
Government grants	182	36
Service income	74	134
Fair value changes on financial assets at fair value through profit or loss	911	(26)
Fair value change on derivative contracts	1,250	—
Dividend income	329	—
ADR reimbursement from depositary bank	—	192
Write off of other payables	—	173
Others	8	10
	3,004	868